Subsequent Events (Details) $ / shares in Units, ¥ in Thousands, $ in Millions					6 Months Ended
		May 31, 2025 JPY (¥) shares	May 21, 2025 USD ($) $ / shares shares	Apr. 30, 2025 JPY (¥) shares	Mar. 31, 2025 JPY (¥) shares	Mar. 31, 2024 JPY (¥)	Sep. 15, 2025 USD ($) $ / shares shares	Aug. 27, 2025 shares	Aug. 19, 2025 JPY (¥)	Jul. 03, 2025 shares	Sep. 30, 2024 shares
Subsequent Events [Line Items]
Total proceeds (in Yen) | ¥					¥ 10,151
Common stock shares issued	[1]				14,650,936						13,429,800
Common stock shares outstanding	[1]				14,650,936						13,429,800
Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares issued			99,850,000
Common stock shares issued		38,665,936	138,515,936
Common stock shares outstanding		38,665,936	138,515,936
Price per share (in Dollars per share) | $ / shares			$ 0.14
Gross proceeds (in Dollars) | $			$ 14
Subscribed (in Yen) | ¥									¥ 21,432
Additional investment (in Dollars) | $							$ 50
White Lion Capital, LLC [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares issued		24,015,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock shares issued				38,665,936
Common stock shares outstanding				38,665,936
Subsequent Event [Member] | White Lion Capital, LLC [Member]
Subsequent Events [Line Items]
Ordinary shares issued				24,015,000
Total proceeds (in Yen) | ¥		¥ 472,073		¥ 472,073
Class B Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares issued								50,000,000		50,000,000
Class A common stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 0.14
Shares issued							357,142,857
ECRUX [Member] | Forecast [Member]
Subsequent Events [Line Items]
Percentage of equity interest									28.60%

[1]	The number of shares presented above is adjusted retrospectively to reflect the reorganization described in Note 1 of the accompanying notes and the 1 for 5,000 sub-division effected on December 11, 2023.